SCHWAB CAPITAL TRUST

SCHWAB INVESTMENTS

Schwab Hedged Equity Fund

Schwab Core Equity Fund

Schwab Dividend Equity Fund

Schwab Large-Cap Growth Fund

Schwab Small-Cap Equity Fund

Schwab Health Care Fund

Schwab International Core Equity Fund

Schwab Total Stock Market Index Fund

Schwab 1000 Index Fund

Schwab S&P 500 Index Fund

Schwab Small-Cap Index Fund

Schwab International Index Fund

Schwab MarketTrack Growth Portfolio

Schwab MarketTrack Balanced Portfolio

Schwab MarketTrack Conservative Portfolio

Schwab MarketTrack All Equity Portfolio

Schwab Balanced Fund

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

Schwab Target 2045 Fund

Schwab Target 2050 Fund

Schwab Target 2055 Fund

Schwab Target 2060 Fund

Laudus International MarketMasters Fund

Laudus Small-Cap MarketMasters Fund

(each a Fund and collectively, the Funds)

Supplement dated June 1, 2018 to all currently effective Statements of Additional Information (each an SAI and collectively, the SAIs) for each of the aforementioned Funds.

This supplement provides new and additional information beyond that contained in the SAIs and should be read in conjunction with the SAIs.

The paragraph beginning with “For taxable years beginning after 2017” in the “Federal Income Tax Information for Shareholders” section of each SAI is hereby deleted and replaced with the following:

For taxable years beginning after 2017 and before 2026, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary REIT dividends and income derived from MLP investments. There is currently no mechanism for a fund that invests in REITs or MLPs to pass through to non-corporate shareholders the character of ordinary REIT dividends or income derived from MLP investments so as to allow such shareholders to claim this deduction. It is uncertain whether future legislation or other guidance will enable the funds to pass through to non-corporate shareholders the ability to claim this deduction.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG102591-00 (06/18)

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